Debt, Total (Details) - USD ($) $ in Millions		Jun. 30, 2016	Dec. 31, 2015
Debt Instrument
Total Debt		$ 3,266	$ 2,883
Unamortized issuance costs	[1]	(48)	(39)
Debt, net of unamortized issuance costs		3,218	2,844
Senior Notes [Member]
Debt Instrument
Debt Instrument, Unamortized Premium		$ 4	$ 4

[1]	Includes unamortized premiums of $4 million associated with our senior notes at both June 30, 2016 and December 31, 2015.